Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished goods	$ 380,216	$ 278,345
Obsolete stock provision	(34,247)	(22,681)
Total inventories	$ 345,969	$ 255,664